LEASE - Lease income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Sales-type leases
LEASE
Interest income on net investment in the lease	¥ 3,026	$ 433	¥ 2,637	$ 361
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	3,026	433	2,637	361
Operating leases
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Lease income relating to lease payments	3,159	452	6,719	920
Including: Income relating to variable lease payments not included in the measurement of lease receivable	¥ 3,159	$ 452	¥ 6,719	$ 920